3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
30-89 Days	$ 6,363,675	$ 6,267,112
90 Days or more	1,917,425	2,599,675
Total Past Due	8,281,100	8,866,787
Current	523,102,394	493,997,864
Total Loans	531,383,494	502,864,651
Non-Accrual Loans	4,263,286	3,096,576
90 Days or More and Accruing	729,106	1,250,725
Commercial and industrial
30-89 Days	217,385	308,712
90 Days or more	0	0
Total Past Due	217,385	308,712
Current	80,549,308	76,802,035
Total Loans	80,766,693	77,110,747
Non-Accrual Loans	84,814	98,806
90 Days or More and Accruing	0	0
Commercial Real Estate
30-89 Days	1,509,839	1,482,982
90 Days or more	190,789	418,255
Total Past Due	1,700,628	1,901,237
Current	233,617,520	205,142,990
Total Loans	235,318,148	207,044,227
Non-Accrual Loans	1,742,993	1,065,385
90 Days or More and Accruing	0	0
Residential real estate - 1st lien
30-89 Days	4,108,319	4,238,933
90 Days or more	1,371,061	2,011,419
Total Past Due	5,479,380	6,250,352
Current	160,185,795	161,933,783
Total Loans	165,665,175	168,184,135
Non-Accrual Loans	2,026,939	1,585,473
90 Days or More and Accruing	622,486	1,249,241
Residential real estate - Jr lien
30-89 Days	484,855	156,101
90 Days or more	353,914	168,517
Total Past Due	838,769	324,618
Current	43,706,218	44,932,244
Total Loans	44,544,987	45,256,862
Non-Accrual Loans	408,540	346,912
90 Days or More and Accruing	104,959	0
Consumer
30-89 Days	43,277	80,384
90 Days or more	1,661	1,484
Total Past Due	44,938	81,868
Current	5,043,553	5,186,812
Total Loans	5,088,491	5,268,680
Non-Accrual Loans	0	0
90 Days or More and Accruing	$ 1,661	$ 1,484